                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         March Partners LLC
Address:      888 Seventh Avenue, Suite 1608
              New York, NY 10106


Form 13F File Number: 28-6311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kenneth Berkow
Title:        Controller
Phone:        212-489-3388

Signature, Place, and Date of Signing:

    /s/ Kenneth Berkow         New York, NY     May 10, 2001
    ____________________     _______________    _________________
        [Signature]           [City, State]         [Date]

Report Type (Check only one.):



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[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     68

Form 13F Information Table Value Total:     $229,587
                                            [Thousands]

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                                       MARCH PARTNERS LLC
                                                   Form 13F INFORMATION TABLE
                                                         March 31, 2001

   COLUMN 1          COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5             COLUMN 6          COLUMN 7      COLUMN 8
   ---------         --------     --------     --------       --------             ---------         --------     ----------

                                               MARKET                         INVESTMENT DISCRETION            VOTING AUTHORITY
                     TITLE         CUSIP       VALUE     SHRD OR  SH/  SH/    (a) (b)      (c)        OTHER    (a)    (b)    (c)
NAME OF ISSUER       OF CLASS      NUMBER      (x1000s)  PRN AMT  PRN  CALL   SOLE SHRD  SHRD OTHR   MANAGERS  SOLE  SHARED  NONE
--------------       --------      ------      -------   -------  ---  ----   ---- ---- -----------  --------  ----  ------  ----

A T & T CORP        Common Stock   001957109    6,603   310,000    SH        Sole                    None      310,000
AES CORPORATION     Common Stock   00130H105    9,250   185,151    SH        Sole                    None      185,151
AGERE SYSTEMS
  INC-A             Common Stock   00845V100      309    50,000    SH        Sole                    None       50,000
ALZA CORP           Common Stock   022615108   10,918   265,000    SH        Sole                    None      265,000
ARIBA INC           Common Stock   04033V104      337    42,660    SH        Sole                    None       42,660
ASI SOLUTIONS
  INC               Common Stock   00206F108      725    50,000    SH        Sole                    None       50,000
BARRETT RESOURCES
  CORP              Common Stock   068480201    4,954    82,500    SH        Sole                    None       82,500
BAXTER INTERNATIONAL
  INC-CVR           Common Stock   071813125        1    27,000    SH        Sole                    None       27,000
BERGEN BRUNSWIG
  CORP  -CL A       Common Stock   083739102    3,735   225,000    SH        Sole                    None      225,000
BERKLEY PETROLEUM
  CORP              Common Stock   08449G106      145    20,000    SH        Sole                    None       20,000
BIOCHEM PHARMA
  INC               Common Stock   09058T108    4,566   150,000    SH        Sole                    None      150,000
C.I.T. GROUP
  INC-A             Common Stock   125577106    8,092   280,200    SH        Sole                    None      280,200
CABLETRON SYSTEMS   Common Stock   126920107    2,322   180,000    SH        Sole                    None      180,000
CALIFORNIA FED
  BANK-SCLP         Common Stock   130209604       32    16,100    SH        Sole                    None       16,100
CARDINAL HEALTH
  INC               Common Stock   14149Y108    2,556    26,419    SH        Sole                    None       26,419
C-CUBE MICROSYSTEMS
  INC               Common Stock   12501N108      468    38,000    SH        Sole                    None       38,000
CENTURA BANKS
  INC               Common Stock   15640T100    1,454    29,400    SH        Sole                    None       29,400
CITADEL
  COMMUNICATIONS
  CORP              Common Stock   172853202   10,137   407,500    SH        Sole                    None      407,500
CNA SURETY
  CORPORATION       Common Stock   12612L108    1,328   100,000    SH        Sole                    None      100,000




CONSTELLATION
  ENERGY GROUP      Common Stock   210371100    4,300    97,500    SH        Sole                    None       97,500
DALLAS SEMICONDUCTOR
  CORP              Common Stock   235204104    5,254   202,000    SH        Sole                    None      202,000
DEUTSCHE TELEKOM
  AG-SPON ADR       SPONSORED ADR  251566105    4,331   186,780    SH        Sole                    None      186,780
DTE ENERGY
  COMPANY           Common Stock   233331107    1,278    32,100    SH        Sole                    None       32,100
EFFICIENT
  NETWORKS INC      Common Stock   282056100    2,350   100,000    SH        Sole                    None      100,000
EL PASO
  CORPORATION       Common Stock   28336L109   12,996   199,014    SH        Sole                    None      199,014
GENERAL ELECTRIC
  CO.               Common Stock   369604103      741    17,700    SH        Sole                    None       17,700
GPU INC             Common Stock   36225X100    2,508    77,200    SH        Sole                    None       77,200
GREAT PLAINS
  SOFTWARE INC      Common Stock   39119E105    4,526    75,300    SH        Sole                    None       75,300
HARCOURT GENERAL
  INC               Common Stock   41163G101      707    12,700    SH        Sole                    None       12,700
HONEYWELL
  INTERNATIONAL
  INC               Common Stock   438516106   16,251   398,300    SH        Sole                    None      398,300
IBP INC             Common Stock   449223106    2,455   149,700    SH        Sole                    None      149,700
LIBERTY FINANCIAL
  COMPANIES         Common Stock   530512102      416    10,000    SH        Sole                    None       10,000
LUCENT TECHNOLOGIES
  INC               Common Stock   549463107    2,243   225,000    SH        Sole                    None      225,000
METHODE ELECTRONICS
  -CL A             Common Stock   591520200    1,281    71,400    SH        Sole                    None       71,400
NASDAQ-100 INDEX
  TRCKNG STCK       Common Stock   631100104    3,336    85,200    SH        Sole                    None       85,200
NIAGARA MOHAWK
  HOLDINGS INC      Common Stock   653520106    3,157   186,800    SH        Sole                    None      186,800
PITTSBURGH
  FINANCIAL CORP    Common Stock   725098107      284    23,900    SH        Sole                    None       23,900
PROGRESS ENERGY
  INC-CVO           CVO            743263AA3       21    47,000    SH        Sole                    None       47,000
QUAKER OATS CO      Common Stock   747402105    8,929    92,000    SH        Sole                    None       92,000
RADIAN GROUP INC    Common Stock   750236101    2,862    42,242    SH        Sole                    None       42,242
RALSTON PURINA
  GROUP             Common Stock   751277302    8,068   259,000    SH        Sole                    None      259,000
SHIRE
  PHARMACEUTICALS
  GR-ADR            SPONSORED ADR  82481R106    2,800    64,000    SH        Sole                    None       64,000
SILICON VALLEY
  GROUP INC         Common Stock   827066101      305    11,100    SH        Sole                    None       11,100
SODEXHO MARRIOTT
  SERVICES          Common Stock   833793102    5,900   203,100    SH        Sole                    None      203,100




SPRINGS INDUSTRIES
  INC-CL A          Common Stock   851783100    5,401   126,200    SH        Sole                    None      126,200
SPX CORP            Common Stock   784635104    2,487    27,400    SH        Sole                    None       27,400
SUNGLASS HUT INTL   Common Stock   86736F106    1,144   100,000    SH        Sole                    None      100,000
TEXACO INC          Common Stock   881694103    8,380   126,200    SH        Sole                    None      126,200
TOSCO CORP          Common Stock   891490302    9,642   225,500    SH        Sole                    None      225,500
VIACOM INC-CL B     Common Stock   925524308    5,066   115,210    SH        Sole                    None      115,210
VOICESTREAM
  WIRELESS CORP     Common Stock   928615103   11,473   124,199    SH        Sole                    None      124,199
WILLAMETTE
  INDUSTRIES        Common Stock   969133107    2,300    50,000    SH        Sole                    None       50,000
WORLDCOM INC        Common Stock   98157D106    1,061    56,800    SH        Sole                    None       56,800
YONKERS FINANCIAL
  CORP              Common Stock   986073104      891    51,300    SH        Sole                    None       51,300
AES CORPORATION     Common Stock   00130H105      277       470    Put       Sole                    None          470
ARIBA INC           Common Stock   04033V104      253       368    Put       Sole                    None          368
DEUTSCHE TELEKOM
  AG-SPON ADR       SPONSORED ADR  251566105    7,293     3,300    Put       Sole                    None        3,300
LUCENT
  TECHNOLOGIES
  INC               Common Stock   549463107      245     1,000    Put       Sole                    None        1,000
NASDAQ-100 INDEX
  TRCKNG STCK       Common Stock   631100104      350       564    Put       Sole                    None          564
RIVERSTONE
  NETWORKS INC      Common Stock   769320102      527       810    Put       Sole                    None          810
SHIRE
  PHARMACEUTICALS
  GR-ADR            SPONSORED ADR  82481R106    2,070       800    Put       Sole                    None          800
SHIRE
  PHARMACEUTICALS
  GR-ADR            SPONSORED ADR  82481R106      204        78    Put       Sole                    None           78
A T & T CORP        Common Stock   001957109    4,216     3,100    Put       Sole                    None        3,100
VOICESTREAM
  WIRELESS CORP     Common Stock   928615103      551       300    Put       Sole                    None          300
VOICESTREAM
  WIRELESS CORP     Common Stock   928615103      230       635    Put       Sole                    None          635
WORLDCOM INC        Common Stock   98157D106      295       463    Call      Sole                    None          463
                                   Total      $229,587














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